PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

The following table details the components of property, plant and equipment, net:

	At September 30, 2025	At September 30, 2024
Land, building and building improvements	$100,415	$96,253
Machinery and equipment(1)	343,029	316,074
Leasehold improvements	30,341	29,532
	473,785	441,859
Accumulated depreciation and amortization	(277,835)	(258,550)
Total	$195,950	$183,309
(1) Machinery and Equipment includes approximately $31,078 and $23,791 of construction in progress assets as of September 30, 2025 and September 30, 2024, respectively.

During the year ended September 30, 2025, in connection with the goodwill and indefinite-lived intangible asset impairment event described in Note 6 - Goodwill and Intangibles, the Company also evaluated property, plant and equipment assets for potential impairment. The review did not result in any impairment charges to property, plant and equipment.
No event or indicator of impairment occurred during the year ended September 30, 2024 which required additional impairment testing of property, plant and equipment.